UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Co, Corporate Trust Center, 251 Little Falls Dr. Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2026

Item 1. Reports to Stockholders.

(a)

Winton Managed Futures Trend Fund

Class A (EVOAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Winton Managed Futures Trend Fund ("Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.wintonfunds.com/managed-futures-trend. You can also request this information by contacting us at 1-877-772-5838. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$174	1.59%

How did the Fund perform during the reporting period?

Winton Capital Management Limited replaced Altegris Advisors LLC as the Investment Adviser of the Winton Managed Futures Trend Fund (the “Fund”) on 28 October 2025. Prior to 28 October 2025, the Fund’s name was Altegris Futures Evolution Strategy Fund. From 31 October 2011 to 27 October 2025, the Fund allocated a portion of assets under management to a managed futures portfolio advised by Winton Capital Management Limited, with the remainder allocated to other advisers.

The fund returned +19.44% between 01 July 2025 and 30 June 2026 for investors in the Class A shares, on which the performance analysis below is based.

The outbreak of conflict in the Middle East at the end of February disrupted global financial and commodity markets: oil prices spiked, bond yields climbed on expectations of an inflationary impulse, and equities sold off in the ensuing risk-off environment. Subsequent de-escalation reversed some of these moves, leaving commodity prices off their peaks, though the S&P GS Commodity Index still gained +30.4% over the year. Global equity markets rebounded strongly, the MSCI World Index returning +21.3% over the year, while the Bloomberg Global Aggregate Bond Index had a more muted return of 0.6% as the disinflation narrative was complicated. The US Dollar index rose by 4.5%, with the US dollar acting as a ‘safe haven’ and strengthening against other developed market currencies.

Against this backdrop, precious metals accounted for most of the fund’s positive performance. Gold and silver both reached new highs as prices surged through January, and the fund profited from long positioning in both markets. Base metals also added to returns, with copper a notable contributor in the sector as prices rose on short-term supply constraints and resilient demand. Currencies contributed positively, led by short exposure to the Japanese yen, which hit a 40-year low against the US dollar towards the end of June. Equity indices and energies contributed further gains. Whipsawing market behaviour weighed on returns from fixed income, however.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	Winton Managed Futures Trend Fund	Winton Managed Futures Trend Fund - with load	Bloomberg Global Aggregate Index	ICE BofA US 3 Month US Treasury Bill Index (USD) TR
06/30/16	$10,000	$9,426	$10,000	$10,000
06/30/17	$9,264	$8,732	$9,782	$10,049
06/30/18	$9,826	$9,262	$9,915	$10,186
06/30/19	$9,764	$9,204	$10,495	$10,421
06/30/20	$8,217	$7,745	$10,938	$10,591
06/30/21	$9,322	$8,787	$11,226	$10,601
06/30/22	$11,419	$10,763	$9,514	$10,619
06/30/23	$11,458	$10,801	$9,389	$11,000
06/30/24	$12,434	$11,720	$9,476	$11,594
06/30/25	$10,800	$10,181	$10,320	$12,137
06/30/26	$12,900	$12,160	$10,384	$12,603

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Winton Managed Futures Trend Fund
Without Load	19.44%	6.71%	2.58%
With Load	12.61%	5.45%	1.97%
Bloomberg Global Aggregate Index	0.62%	-1.55%	0.38%
ICE BofA US 3 Month US Treasury Bill Index (USD) TR	3.84%	3.52%	2.34%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-772-5838.

Fund Statistics

  Net Assets$22,024,267
  Number of Portfolio Holdings170
  Advisory Fee $0
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Short-Term Investment	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	21.3%
Money Market Funds	78.7%

Risk Allocation by Sector

Table Summary
Value	Value
Agriculture	12.0%
Metals / Industrials	8.0%
Fixed Income	33.0%
Energies	14.0%
Currencies	11.0%
Equity Indices	22.0%

Material Fund Changes

This is a summary of certain material changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus dated October 28, 2025, which is available at www.wintonfunds.com/managed-futures-trend or by calling 1-877-772-5838 (toll free). Effective October 28, 2025, Winton Capital Management Limited assumed the day-to-day management of the Fund’s portfolio. Also, effective October 28, 2025, the Fund’s name, and principal investment strategies and risks materially changed.

Winton Managed Futures Trend Fund - Class A (EVOAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.wintonfunds.com/managed-futures-trend ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-EVOAX

Winton Managed Futures Trend Fund

Class I (EVOIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Winton Managed Futures Trend Fund ("Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.wintonfunds.com/managed-futures-trend. You can also request this information by contacting us at 1-877-772-5838. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$147	1.34%

How did the Fund perform during the reporting period?

Winton Capital Management Limited replaced Altegris Advisors LLC as the Investment Adviser of the Winton Managed Futures Trend Fund (the “Fund”) on 28 October 2025. Prior to 28 October 2025, the Fund’s name was Altegris Futures Evolution Strategy Fund. From 31 October 2011 to 27 October 2025, the Fund allocated a portion of assets under management to a managed futures portfolio advised by Winton Capital Management Limited, with the remainder allocated to other advisers.

The fund returned +19.81% between 01 July 2025 and 30 June 2026 for investors in the Class I shares, on which the performance analysis below is based.

The outbreak of conflict in the Middle East at the end of February disrupted global financial and commodity markets: oil prices spiked, bond yields climbed on expectations of an inflationary impulse, and equities sold off in the ensuing risk-off environment. Subsequent de-escalation reversed some of these moves, leaving commodity prices off their peaks, though the S&P GS Commodity Index still gained +30.4% over the year. Global equity markets rebounded strongly, the MSCI World Index returning +21.3% over the year, while the Bloomberg Global Aggregate Bond Index had a more muted return of 0.6% as the disinflation narrative was complicated. The US Dollar index rose by 4.5%, with the US dollar acting as a ‘safe haven’ and strengthening against other developed market currencies.

Against this backdrop, precious metals accounted for most of the fund’s positive performance. Gold and silver both reached new highs as prices surged through January, and the fund profited from long positioning in both markets. Base metals also added to returns, with copper a notable contributor in the sector as prices rose on short-term supply constraints and resilient demand. Currencies contributed positively, led by short exposure to the Japanese yen, which hit a 40-year low against the US dollar towards the end of June. Equity indices and energies contributed further gains. Whipsawing market behaviour weighed on returns from fixed income, however.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Table Summary
	Winton Managed Futures Trend Fund	Bloomberg Global Aggregate Index	ICE BofA US 3 Month US Treasury Bill Index (USD) TR
Jun-2016	$100,000	$100,000	$100,000
Jun-2017	$92,952	$97,823	$100,486
Jun-2018	$98,836	$99,151	$101,855
Jun-2019	$98,499	$104,949	$104,211
Jun-2020	$83,063	$109,379	$105,908
Jun-2021	$94,407	$112,260	$106,008
Jun-2022	$115,962	$95,141	$106,186
Jun-2023	$116,756	$93,887	$110,002
Jun-2024	$126,901	$94,755	$115,944
Jun-2025	$110,367	$103,195	$121,371
Jun-2026	$132,234	$103,834	$126,030

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Winton Managed Futures Trend Fund	19.81%	6.97%	2.83%
Bloomberg Global Aggregate Index	0.62%	-1.55%	0.38%
ICE BofA US 3 Month US Treasury Bill Index (USD) TR	3.84%	3.52%	2.34%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-772-5838.

Fund Statistics

  Net Assets$22,024,267
  Number of Portfolio Holdings170
  Advisory Fee $0
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Short-Term Investment	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	21.3%
Money Market Funds	78.7%

Risk Allocation by Sector

Table Summary
Value	Value
Agriculture	12.0%
Metals / Industrials	8.0%
Fixed Income	33.0%
Energies	14.0%
Currencies	11.0%
Equity Indices	22.0%

Material Fund Changes

This is a summary of certain material changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus dated October 28, 2025, which is available at www.wintonfunds.com/managed-futures-trend or by calling 1-877-772-5838 (toll free). Effective October 28, 2025, Winton Capital Management Limited assumed the day-to-day management of the Fund’s portfolio. Also, effective October 28, 2025, the Fund’s name, and principal investment strategies and risks materially changed.

Winton Managed Futures Trend Fund - Class I (EVOIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.wintonfunds.com/managed-futures-trend ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063026-EVOIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s Board of Trustees has determined that Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor ARE independent for purposes of this Item.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026      $44,230

2025      $41,720

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026      $12,430

2025      $11,720

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2026 and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2026 and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

June 30, 2026

Winton Managed Futures Trend Fund
Class A (EVOAX) | Class I (EVOIX)
A SERIES OF NORTHERN LIGHTS FUND TRUST

Annual Financial Statements and
Additional Information
Winton Managed Futures Trend Fund

Advised by:
Winton Capital Management Limited
One Hooper’s Court
Knightsbridge, London SW3 1AF
United Kingdom

WINTON MANAGED FUTURES TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 78.7%
	Money Market Funds – 78.7%
17,336,873	First American Government Obligations Fund, Class X, 3.57%(a) (b)			17,336,873

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,336,873)			17,336,873

	TOTAL INVESTMENTS - 78.7% (Cost $17,336,873)			$17,336,873
	OTHER ASSETS IN EXCESS OF LIABILITIES- 21.3%			4,687,394
	NET ASSETS - 100.0%			$22,024,267

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
6	3-Month CORRA Futures	12/16/2026	$1,032,909	$329
4	3-Month CORRA Futures	03/17/2027	687,619	43
1	Carbon Emissions Future(b)	12/15/2026	91,538	(432)
1	CBOT Rough Rice Future(b)	09/15/2026	26,580	(930)
2	CBOT Soybean Future(b)	01/15/2027	115,875	(4,775)
9	CBOT Soybean Oil Future(b)	12/15/2026	352,890	(25,969)
5	CBOT Soybean Oil Future(b)	01/15/2027	195,390	(12,300)
24	CME Australian Dollar Currency Future	09/15/2026	1,658,640	(22,369)
16	CME British Pound Currency Future	09/15/2026	1,325,500	(11,595)
1	CME E-Mini NASDAQ 100 Index Future	09/21/2026	610,470	(6,885)
2	CME E-mini Russell 2000 Index Futures	09/21/2026	304,560	5,655
2	CME E-Mini Standard & Poor’s 500 Index Future	09/21/2026	754,826	(7,810)
1	CME E-Mini Standard & Poor’s MidCap 400 Index Future	09/21/2026	388,500	2,920
1	CME Feeder Cattle Future(b)	09/25/2026	181,263	(1,137)
8	CME Live Cattle Future(b)	11/02/2026	757,280	(7,260)
4	CME Live Cattle Future(b)	01/01/2027	378,200	(4,120)
16	CME Mexican Peso Currency Future	09/15/2026	454,560	(2,080)
2	COMEX Copper Future(b)	09/29/2026	312,700	(7,138)
1	E-mini Dow Jones Industrial Average Index Futures	09/21/2026	263,350	2,680
40	Eurex EURO STOXX Banks Index Future	09/21/2026	672,262	6,860
1	Euro-BTP Italian Bond Futures	09/09/2026	136,291	(80)
2	Euronext CAC 40 Index Future	07/20/2026	192,075	(699)
1	Euronext Rapeseed Future(b)	08/03/2026	28,848	(666)
1	Euronext Rapeseed Future(b)	11/02/2026	29,276	1,206
2	FTSE 100 Index Future	09/21/2026	279,649	249
2	STOXX Europe 600 ESG-X Future	09/21/2026	53,808	663
1	ICE Brent Crude Oil Future(b)	08/31/2026	73,030	(660)
1	ICE Gas Oil Future(b)	08/13/2026	91,100	(12,600)
4	ICE US MSCI Emerging Markets EM Index Futures	09/21/2026	351,460	(6,775)
1	KCBT Hard Red Winter Wheat Future(b)	09/15/2026	31,263	(3,575)
2	LME Copper Future(b)	09/15/2026	669,022	(10,249)
4	LME Primary Aluminum Future(b)	09/15/2026	308,645	(47,155)
5	LME Zinc Future(b)	09/15/2026	446,053	9,243
1	MDE Crude Palm Oil Future(b)	09/16/2026	27,824	(343)

See accompanying consolidated notes to financial statements.

WINTON MANAGED FUTURES TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
1	MDE Crude Palm Oil Future(b)	10/16/2026	$27,965	$(613)
1	Montreal Exchange 10 Year Canadian Bond Future	09/21/2026	85,391	(85)
2	Montreal Exchange S&P/TSX 60 Index Future	09/18/2026	579,765	(3,897)
3	NYBOT CTN Number 2 Cotton Future(b)	12/09/2026	115,200	(8,225)
3	NYBOT CTN Number 2 Cotton Future(b)	03/09/2027	117,210	(1,815)
1	NYMEX Light Sweet Crude Oil Future(b)	08/21/2026	69,270	(6,580)
1	NYMEX Light Sweet Crude Oil Future(b)	09/23/2026	68,980	(6,080)
1	NYMEX NY Harbor ULSD Futures(b)	09/01/2026	132,724	5,586
1	NYMEX NY Harbor ULSD Futures(b)	10/01/2026	130,234	4,914
2	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(b)	09/01/2026	229,412	1,945
1	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(b)	10/01/2026	103,778	1,873
3	NZF 3 Month Bank Accepted New Zealand Bill Future	09/17/2026	1,691,015	167
1	NZF 3 Month Bank Accepted New Zealand Bill Future	12/17/2026	563,341	(14)
3	OML Stockholm OMXS30 Index Future	07/20/2026	99,539	1,613
1	OSE Nikkei 225 Index Future	09/11/2026	431,715	29,792
5	SGX FTSE China A50 Futures	07/31/2026	77,570	(633)
1	SGX FTSE Taiwan Index Futures	07/31/2026	161,720	(1,471)
5	SGX MSCI Singapore Index Future	07/31/2026	184,925	(1,293)
2	TSE TOPIX (Tokyo Price Index) Future	09/11/2026	492,422	13,062
2	WCE Canola Future(b)	11/16/2026	20,738	(152)
1	WCE Canola Future(b)	01/15/2027	10,490	(142)
5	White Sugar Future(b)	09/16/2026	116,800	4,885
1	White Sugar Future(b)	11/16/2026	23,245	605
	TOTAL LONG FUTURES CONTRACTS			$(134,312)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
3	3 Month Euro Euribor Future	03/16/2027	$834,061	$(2,355)
3	3 Month Euro Euribor Future	12/19/2028	834,575	(1,420)
4	3 Month Euro Euribor Future	12/14/2027	1,112,881	(1,794)
3	3 Month Euro Euribor Future	09/19/2028	834,704	(1,402)
4	3 Month Euro Euribor Future	09/14/2027	1,112,481	(1,836)
4	3 Month Euro Euribor Future	06/20/2028	1,113,052	(1,896)
2	3 Month Euro Euribor Future	06/19/2029	556,155	(1,446)
3	3 Month Euro Euribor Future	03/20/2029	834,404	(1,603)
4	3 Month Euro Euribor Future	03/14/2028	1,113,052	(1,787)
4	3 Month Euro Euribor Future	06/15/2027	1,112,139	(267)
20	CBOT 10 Year US Treasury Note Future	09/22/2026	2,197,813	(1,875)
46	CBOT 2 Year US Treasury Note Future	10/01/2026	9,482,108	10,658
37	CBOT 5 Year US Treasury Note Future	10/01/2026	3,960,734	(4,546)
10	CBOT Corn Future(b)	12/15/2026	218,000	3,600
21	CBOT Corn Future(b)	09/15/2026	437,588	15,025
2	CBOT Soybean Future(b)	11/16/2026	114,375	(262)
5	CBOT Soybean Meal Future(b)	01/15/2027	152,300	320
5	CBOT Soybean Meal Future(b)	12/15/2026	151,550	(140)

See accompanying consolidated notes to financial statements.

WINTON MANAGED FUTURES TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
3	CBOT US Treasury Bond Futures	09/22/2026	$340,500	$(4,500)
1	CBOT Wheat Future(b)	12/15/2026	30,225	(112)
1	CBOT Wheat Future(b)	09/15/2026	29,463	(413)
26	CME Canadian Dollar Currency Future	09/16/2026	1,836,640	27,021
14	CME Euro Foreign Exchange Currency Future	09/15/2026	2,004,888	10,910
40	CME Japanese Yen Currency Future	09/15/2026	3,093,500	47,808
12	CME Lean Hogs Future(b)	10/15/2026	393,600	(1,580)
2	CME Lean Hogs Future(b)	08/17/2026	78,560	130
11	CME Lean Hogs Future(b)	12/15/2026	323,950	1,680
13	CME New Zealand Dollar Currency Future	09/15/2026	740,220	10,415
7	CME Swiss Franc Currency Future	09/15/2026	1,091,606	10,869
1	Cocoa Future(b)	09/16/2026	50,629	(11,857)
1	COMEX Gold 100 Troy Ounces Future(b)	12/30/2026	409,850	(110)
5	Eurex 10 Year Euro BUND Future	09/09/2026	727,075	(9,921)
22	Eurex 2 Year Euro SCHATZ Future	09/09/2026	2,662,008	(6,943)
2	Eurex 30 Year Euro BUXL Future	09/09/2026	254,014	(7,999)
8	Eurex 5 Year Euro BOBL Future	09/09/2026	1,054,060	(7,082)
1	Eurex EURO STOXX 50 Future	09/21/2026	72,582	(768)
6	Euronext Milling Wheat Future(b)	09/11/2026	69,202	104
6	Euronext Milling Wheat Future(b)	12/11/2026	71,514	78
2	EUX Short term Euro-BTP Futures	09/09/2026	244,490	(944)
7	HKG Hang Seng China Enterprises Index Future	07/31/2026	336,173	3,500
2	HKG Hang Seng Index Future	07/31/2026	291,311	2,345
2	IFSC NIFTY 50 Index Futures	07/29/2026	96,018	50
10	LME Lead Future(b)	09/15/2026	466,805	24,149
1	Long Gilt Future	09/29/2026	118,330	(1,357)
4	MIAX Futures Onyx Hard Red Spring Wheat Futures(b)	09/15/2026	121,300	2,751
1	MIAX Futures Onyx Hard Red Spring Wheat Futures(b)	12/15/2026	31,575	500
1	NYBOT CSC C Coffee Future(b)	12/21/2026	105,788	(6,394)
1	NYBOT CSC Cocoa Future(b)	12/16/2026	51,880	(12,190)
1	NYBOT CSC Cocoa Future(b)	09/16/2026	50,780	(8,660)
1	NYBOT CSC Coffee Future(b)	09/21/2026	111,169	(8,531)
10	NYBOT CSC Number 11 World Sugar Future(b)	03/01/2027	176,512	(3,529)
10	NYBOT CSC Number 11 World Sugar Future(b)	10/01/2026	165,984	(2,643)
2	NYBOT CTN Frozen Concentrated Orange Juice A Future(b)	09/11/2026	49,575	278
8	NYMEX Henry Hub Natural Gas Futures(b)	08/28/2026	255,520	(2,640)
6	NYMEX Henry Hub Natural Gas Futures(b)	09/29/2026	192,780	300
1	NYMEX Palladium Future(b)	09/29/2026	121,090	3,910
1	NYMEX Platinum Future(b)	10/29/2026	78,290	6,400
1	Robusta Coffee Future 10-Tonne Future(b)	11/25/2026	36,120	(4,990)
1	Robusta Coffee Future 10-Tonne Future(b)	09/25/2026	36,580	(3,570)
1	SAFEX FTSE/JSE Top 40 Index Future	09/18/2026	62,644	534
3	SFE 10 Year Australian Bond Future	09/16/2026	227,979	(3,138)
30	SFE 3 Year Australian Bond Future	09/16/2026	2,171,352	(9,734)
6	SFE 90 Day Australian Bank Accepted Bills Future	03/12/2027	4,106,398	(3,365)
5	SFE 90 Day Australian Bank Accepted Bills Future	06/11/2027	3,422,582	(2,954)
15	SFE 90 Day Australian Bank Accepted Bills Future	09/11/2026	10,265,995	(5,898)
13	SFE 90 Day Australian Bank Accepted Bills Future	12/11/2026	8,896,544	(6,405)

See accompanying consolidated notes to financial statements.

WINTON MANAGED FUTURES TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
1	SFE S&P ASX Share Price Index 200 Future	09/18/2026	$151,823	$1,058
1	Three Month SONIA Index Future	03/21/2029	318,390	(1,105)
2	Three Month SONIA Index Future	03/15/2028	636,847	(1,924)
2	Three Month SONIA Index Future	12/15/2027	636,548	(1,989)
2	Three Month SONIA Index Future	09/20/2028	637,012	(369)
2	Three Month SONIA Index Future	12/20/2028	636,913	(1,256)
2	Three Month SONIA Index Future	06/21/2028	636,979	(1,956)
2	Three Month SONIA Index Future	06/16/2027	636,349	(935)
2	Three Month SONIA Index Future	09/15/2027	636,316	(313)
1	Three Month SONIA Index Futures	09/19/2029	318,257	(773)
1	Three Month SONIA Index Futures	06/20/2029	318,324	(586)
22	Three-Month SOFR Future	03/15/2028	5,286,050	14,899
18	Three-Month SOFR Future	06/16/2027	4,316,400	15,038
22	Three-Month SOFR Future	06/21/2028	5,289,350	12,312
20	Three-Month SOFR Future	09/15/2027	4,797,750	13,388
22	Three-Month SOFR Future	12/15/2027	5,281,375	15,988
16	Three-Month SOFR Futures	03/21/2029	3,849,200	4,400
9	Three-Month SOFR Futures	09/19/2029	2,165,288	(1,238)
20	Three-Month SOFR Futures	09/20/2028	4,810,000	8,063
14	Three-Month SOFR Futures	06/19/2029	3,368,225	1,825
18	Three-Month SOFR Futures	12/20/2028	4,329,900	6,975
4	TSE Japanese 10 Year Bond Futures	09/15/2026	3,143,483	(9,760)
4	Ultra U.S. Treasury Bond Futures	09/22/2026	464,625	(9,156)
	TOTAL SHORT FUTURES CONTRACTS			$85,065

(a)	Rate disclosed is the seven day effective yield as of June 30,2026.

(b)	All or a portion of this investment is a holding of the WMFTF Fund Limited.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts are held by the Fund are based. Notional values do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying consolidated notes to financial statements.

WINTON MANAGED FUTURES TREND FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Brazilian Real	07/02/2026	UBS	3,541,346	$685,033	$(14,967)
Euro	07/02/2026	UBS	9	10	—
Chinese Yuan Offshore	07/03/2026	UBS	500,000	73,629	—
Indian Rupee	07/31/2026	UBS	18,949,890	199,955	(45)
Brazilian Real	08/04/2026	UBS	3,111,740	596,994	(3,006)
South African Rand	09/16/2026	UBS	4,000,000	242,664	1,107
Turkish Lira	09/16/2026	UBS	1,500,000	30,267	479
Chinese Yuan Offshore	09/16/2026	UBS	11,000,000	1,628,703	(6,222)
				$3,457,255	$(22,654)

To Sell:
Brazilian Real	07/02/2026	UBS	3,593,739	$695,167	$4,833
Chinese Yuan Offshore	07/03/2026	UBS	500,000	73,629	(5)
Indian Rupee	07/31/2026	UBS	95,334,330	1,005,946	(5,946)
Indonesia Rupiah	07/31/2026	UBS	7,137,710,002	397,663	2,337
Philippine Peso	07/31/2026	UBS	6,159,020	100,138	(138)
South Korean Won	07/31/2026	UBS	757,753,580	489,937	10,063
Taiwanese Dollar	07/31/2026	UBS	3,192,540	100,143	(143)
Chinese Yuan Offshore	09/16/2026	UBS	1,000,000	148,064	(180)
				$3,010,687	$10,821

Total					$(11,833)

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased	Local Currency Amount Sold	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
Euro	Swedish Krona	7/1/2026	UBS	90,180	1,000,000	102,981	(103,139)	$(158)
Swedish Krona	Euro	7/1/2026	UBS	1,000,000	90,190	103,139	(102,992)	147
Euro	Norwegian Krone	9/16/2026	UBS	89,204	1,000,000	102,196	(100,924)	1,272
Euro	Polish Zloty	9/16/2026	UBS	116,315	500,000	133,255	(132,909)	346
Euro	Swedish Krona	9/16/2026	UBS	454,748	5,000,000	520,979	(517,925)	3,054
Norwegian Krone	Euro	9/16/2026	UBS	5,000,000	452,607	504,620	(518,527)	(13,907)
Polish Zloty	Euro	9/16/2026	UBS	500,000	117,306	132,909	(134,391)	(1,482)
				7,250,447	8,160,103	$1,600,079	$1,610,807	$(10,728)

Total								$(22,561)

See accompanying consolidated notes to financial statements.

Winton Managed Futures Trend Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026

ASSETS
Investment securities:
At cost	$17,336,873
At value	17,336,873
Deposit at broker for futures	3,731,556
Deposit at broker foreign cash (Cost: $663,259)	656,995
Cash Collateral held at custodian	350,000
Unrealized appreciation on futures contracts	371,571
Unrealized appreciation on forward foreign currency exchange contracts	23,638
Receivable due from Advisor	60,984
Receivable for Fund shares sold	32
Interest receivable	49,188
Prepaid expenses and other assets	40,163
TOTAL ASSETS	22,621,000

LIABILITIES
Unrealized depreciation on futures contracts	420,818
Unrealized depreciation on forward foreign currency exchange contracts	46,199
Payable for Fund shares repurchased	7,420
Payable to related parties	42,383
Distribution (12b-1) fees payable	4,349
Accrued expenses and other liabilities	75,564
TOTAL LIABILITIES	596,733
NET ASSETS	22,024,267

Composition of Net Assets:
Paid in capital	55,681,473
Accumulated loss	(33,657,206)
NET ASSETS	22,024,267

Net Asset Value Per Share:
Class A Shares:
Net Assets	4,493,762
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	678,064
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	6.63
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	7.03

Class I Shares:
Net Assets	17,530,505
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,667,670
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	6.57

(a)	On purchases of $1 million or more, a contingent deferred sales charge of up to 1.00% may apply to redemptions made within 18 months of purchase.

(b)	On investments of $25,000 or more, the sales load is reduced.

See accompanying consolidated notes to financial statements.

Winton Managed Futures Trend Fund
CONSOLIDATED STATEMENT OF OPERATIONS
Year Ended June 30, 2026

INVESTMENT INCOME
Dividends	$242,328
Interest	576,919
TOTAL INVESTMENT INCOME	819,247

EXPENSES
Advisory fees	267,129
Distribution (12b-1) fees:
Class A	9,221
Class C	11,892
Registration fees	61,535
Administrative services fees	65,281
Transfer agent fees	50,675
Legal fees	56,689
Audit fees	57,244
Third party administrative services fees	23,948
Custodian fees	19,035
Trustees fees and expenses	16,888
Accounting services fees	19,370
Compliance officer fees	18,797
Printing and postage expenses	19,583
Insurance expense	2,869
Other expenses	3,691
TOTAL EXPENSES	703,847
Less: Fees waived/reimbursed by Adviser	(343,397)
NET EXPENSES	360,450

NET INVESTMENT INCOME	458,797

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, PURCHASED OPTIONS, FUTURES and CURRENCY TRANSACTIONS
Net realized gain from:
Investments	512,348
Futures	1,708,344
Purchased Options	2,205,565
Forward Currency Exchange contracts	276,853
Net realized gain	4,703,110

Net change in unrealized depreciation on:
Investments	(277,714)
Purchased Options	(36,823)
Futures	(49,247)
Forward Currency Exchange contracts	(22,561)
Currency Translations	(6,264)
Net change in unrealized depreciation	(392,609)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, PURCHASED OPTIONS, FUTURES and CURRENCY TRANSACTIONS	4,310,501

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,769,298

See accompanying consolidated notes to financial statements.

Winton Managed Futures Trend Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	June 30, 2026	June 30, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$458,797	$957,301
Net realized gain/(loss) on investments, purchased options, futures and and currency transactions	4,703,110	(5,895,779)
Net change in unrealized (depreciation) on investments, purchased options, futures and currency translations	(392,609)	(599,145)
Net increase/(decrease) in net assets resulting from operations	4,769,298	(5,537,623)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(308,039)	(557,031)
Class C	(122,789)	(229,754)
Class I	(1,946,974)	(3,032,024)
Total distributions to shareholders	(2,377,802)	(3,818,809)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	180,164	140,646
Class I	2,158,216	4,832,437
Net asset value of shares issued in reinvestment of distributions:
Class A	297,120	530,365
Class C	115,731	218,487
Class I	1,618,594	2,512,274
Transfer of net assets*
Class A	1,167,942	—
Class C	(1,167,942)	—
Payments for shares redeemed:
Class A	(1,087,439)	(2,839,180)
Class C	(688,533)	(2,189,768)
Class I	(11,376,080)	(13,110,783)
Net decrease from shares of beneficial interest transactions	(8,782,227)	(9,905,522)

NET DECREASE IN NET ASSETS	(6,390,731)	(19,261,954)
NET ASSETS
Beginning of Year	28,414,998	47,676,952
End of Year	$22,024,267	$28,414,998

*	Effective May 1, 2026, Class C shares were converted to Class A shares.

See accompanying consolidated notes to financial statements.

Winton Managed Futures Trend Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended	For the Year Ended
	June 30, 2026	June 30, 2025
SHARE ACTIVITY
Class A:
Shares Sold	27,709	20,263
Shares Transferred in from Class C *	172,883	—
Shares Reinvested	47,712	76,873
Shares Redeemed	(167,916)	(426,732)
Net increase/(decrease) in shares of beneficial interest outstanding	80,388	(329,596)

Class C:
Shares Sold	—	—
Shares Reinvested	18,593	31,555
Shares Transferred to Class A *	(173,391)	—
Shares Redeemed	(106,015)	(314,940)
Net decrease in shares of beneficial interest outstanding	(260,813)	(283,385)

Class I:
Shares Sold	337,781	708,313
Shares Reinvested	262,393	368,083
Shares Redeemed	(1,768,015)	(1,995,439)
Net decrease in shares of beneficial interest outstanding	(1,167,841)	(919,043)

*	Effective May 1, 2026, Class C shares were converted to Class A shares.

See accompanying consolidated notes to financial statements.

Winton Managed Futures Trend Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2026	2025	2024	2023	2022
Net asset value, at beginning of year	$6.10	$7.70	$7.25	$9.71	$8.64

Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.11	0.16	0.17	0.07	(0.04)
Net realized and unrealized gain/(loss) on investments	1.03	(1.12)	0.44	(0.14)	1.85
Total from investment operations	1.14	(0.96)	0.61	(0.07)	1.81

Less distributions from:
Net investment income	(0.61)	(0.64)	(0.16)	(2.39)	(0.74)
Total distributions	(0.61)	(0.64)	(0.16)	(2.39)	(0.74)

Redemption fees collected	—	—	—	0.00 (2)	0.00 (2)

Net asset value, at end of year	$6.63	$6.10	$7.70	$7.25	$9.71

Total return (3)	19.44%	(13.14)%	8.51%	0.35%	22.48%

Net assets, at end of year (000s)	$4,494	$3,644	$7,143	$4,296	$6,752

Ratios to average net assets
Ratio of gross expenses to average net assets (4,5)	3.00%	2.34%	2.10%	1.87%	1.77%
Ratio of net expenses to average net assets (5)	1.59%	1.59%	1.59%	1.59%	1.59%
Ratio of net investment income/(loss) to average net assets (5,6)	1.64%	2.33%	2.29%	0.92%	(0.42)%

Portfolio Turnover Rate	0%	4%	63%	42%	70%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying consolidated notes to financial statements.

Winton Managed Futures Trend Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		June 30,		June 30,	June 30,	June 30,
	2026		2025		2024	2023	2022
Net asset value, at beginning of year	$6.04		$7.64		$7.20	$9.65	$8.60

Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.12		0.18		0.17	0.09	(0.02)
Net realized and unrealized gain/(loss) on investments	1.03		(1.12)		0.45	(0.13)	1.84
Total from investment operations	1.15		(0.94)		0.62	(0.04)	1.82

Less distributions from:
Net investment income	(0.62)		(0.66)		(0.18)	(2.41)	(0.77)
Total distributions	(0.62)		(0.66)		(0.18)	(2.41)	(0.77)

Redemption fees collected	—		—		—	0.00 (2)	0.00 (2)

Net asset value, at end of year	$6.57		$6.04		$7.64	$7.20	$9.65

Total return (3)	19.81	% (4)	(13.03	)% (4)	8.69%	0.68%	22.83%

Net assets, at end of year (000s)	$17,531		$23,183		$36,346	$66,529	$131,217

Ratios to average net assets
Ratio of gross expenses to average net assets (5,6)	2.69%		2.09%		1.85%	1.62%	1.52%
Ratio of net expenses to average net assets (6)	1.34%		1.34%		1.34%	1.34%	1.34%
Ratio of net investment income/(loss) to average net assets (6,7)	1.89%		2.61%		2.32%	1.09%	(0.19)%

Portfolio Turnover Rate	0%		4%		63%	42%	70%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from th for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying consolidated notes to financial statements.

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026

1.	ORGANIZATION

The Winton Managed Futures Trend Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek long term capital appreciation. The Fund commenced operations on October 31, 2011.

Prior to October 28, 2025, The Fund’s name was Altegris Futures Evolution Fund and was Advised by Altegris Advisors, L.L.C.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase of up to 1.00% (the amount of the commissions paid on the shares redeemed). Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees but have a higher minimum initial investment than Class A shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Fund’s Class C shares converted to Class A shares on May 1st, 2026.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Fund operates as an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies, including Accounting Standards Update 2013.08. The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Futures shall be valued at the final settlement price (typically at 4:00 P.M. Eastern Time) on the valuation date. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Options are valued based on the daily price reported from the counterparty or pricing agent. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value).

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2026 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Short-Term Investments	$17,336,873	$—	$—	$17,336,873
Futures	371,571	—	—	371,571
Forward Foreign Currency Contracts	—	23,638	—	23,638
Total Assets	$17,708,444	$23,638	$—	$17,732,082

Liabilities *
Futures	$(420,818)	$—	$—	$(420,818)
Forward Foreign Currency Contracts	—	(46,199)	—	(46,199)
Total Liabilities	$(420,818)	$(46,199)	$—	$(467,017)
Total	$17,287,626	$(22,561)	$—	$17,265,065

*	Refer to the Schedule of Investments for security classification.

Amounts shown for futures and forwards are unrealized appreciation/depreciation.

The Fund did not hold any Level 3 securities as of June 30, 2026.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid annually, prior to October 28, 2025 income was declared and paid monthly. Distributable net realized capital gains, if any are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

The Fund recognizes tax benefits only for tax positions where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for all open tax years (2023-2025) or expected to be taken in the Fund’s 2026 tax return. The Fund identifies its major tax jurisdictions as U.S. federal and Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a fund are charged to that fund. Expenses, which are not readily identifiable to a particular fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Consolidation of Subsidy –The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Fund includes the accounts of WMFT Fund Limited which is a wholly-owned and controlled foreign subsidy. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Fund investment objectives and policies.

A summary of the Funds investment in its respective CFC is as follows:

Inception Date of	CFC Net Assets as of	% of Total Assets as of
CFC	June 30, 2026	June 30, 2026
10/28/2025	$4,054,901	18.41%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are controlled foreign corporations which generates and are allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

In accordance with its investment objectives and through their exposure to the aforementioned managed futures programs, each Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Futures Contracts – The Fund may purchase and sell futures contracts. The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objective. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund is required under the 1940 Act to maintain collateral with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Exchange Contracts – The Fund may enter into foreign exchange contract as a part of their investment strategy. When executing forward contracts, the Fund is obligated to buy or sell foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of the underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract..

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Option Transactions – When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. The Fund had held a fully funded options with Nomura Securities (Bermuda), Ltd. The options provided an exposure to the daily returns of a reference asset on a 1 to 1 basis. The reference assets for the options were Cayman commodity pools engaged in the trading of futures and forward foreign exchange contracts. According to the terms of the option, the Adviser could increase or decrease this exposure on a daily basis. The Fund paid an upfront premium of 1.10% per annum, which was charged based on the contract year. The upfront premium was paid quarterly and was accrued daily over the contract period. The option contracts were initially entered into as of August 16, 2017, and had a two year valuation period, which could be extended or reduced to zero at any time. Based on the terms of the call option agreement, the Fund amortized the option premiums on a straight-line basis on a quarterly period with the unamortized balance due from the counterparty (paid back to the Fund) in the case of a decreasing exposure or full exercise subject to an early exercise fee. The option was closed on October 29, 2025. For the year ended June 30, 2026, $18,921 of option premiums was amortized.

Other Investment Companies or Exchange Traded Funds – Prior to October 28, 2025, The Fund invested in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended June 30, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and derivatives, amounted to the following:

Purchases	Sales
$—	$20,910,441

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, counterparty and liquidity risks, the amount of which is not apparent from the financial statements.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

Counterparty Risk – The Fund may enter into various types of derivative contracts as described below in this section under “Derivatives Risk”. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.

Liquidity Risk – Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, achieve its desired level of exposure to a certain sector, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Leverage Risk – The Fund, directly or indirectly via the CFC’s investments, will use derivatives to increase its long and short exposure creating leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of swap contracts or futures contracts involves indirect leverage because swap contract payments are based upon notional value rather than the amount invested. To the extent that the Fund is not able to close out a leveraged position because of market illiquidity, the Fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations.

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2026:

Location on the Statement of Assets and Liabilities
Derivative Investment Type	Asset Derivatives
Futures Contracts	Unrealized appreciation on futures contracts
Forward Foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts

Derivative Investment Type	Liability Derivatives
Futures Contracts	Unrealized depreciation on futures contracts
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2026:

Asset Derivatives Investment Value
	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Futures Contracts	$70,984	$104,083	$107,024	$89,480	$371,571
Currency Contracts	—	—	23,638	—	23,638
	$70,984	$104,083	$130,662	$89,480	$395,209

Liability Derivatives Investment Value
	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Futures Contracts	$(30,234)	$(124,005)	$(36,044)	$(230,535)	$(420,818)
Currency Contracts	—	—	(46,199)	—	(46,199)
	$(30,234)	$(124,005)	$(82,243)	$(230,535)	$(467,017)

The following is a summary of the location and risk types of derivative investments on the Fund’s Statement of Operations for the year ended June 30, 2026:

			Realized and
Derivative	Risk Type	Location of Gain/Loss Derivatives	unrealized gain(loss)
Options Purchased	Equity Risk	Net realized gain from options purchased	$2,205,565

Futures Contracts	Equity Risk	Net realized gain from futures	$323,339
	Interest Rate	Net realized loss from futures	(178,732)
	Currency Risk	Net realized gain from futures	128,147
	Commodity Risk	Net realized gain from futures	1,435,590
		Total	$1,708,344

Forward Contracts	Currency	Net realized gain on foreign currency transactions	$276,853

Options Purchased	Equity Risk	Net change in depreciation on options purchased	$(36,823)

Futures Contracts	Equity Risk	Net change in appreciation on futures	$40,750
	Interest Rate	Net change in depreciation on futures	(19,921)
	Currency Risk	Net change in appreciation on futures	70,979
	Commodity Risk	Net change in depreciation on futures	(141,055)
		Total	$(49,247)

Forward Contracts	Currency Risk	Net change in unrealized depreciation on foreign currency translations	$(22,561)

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

The notional value of the derivative instruments outstanding as of June 30, 2026 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations and Statement of Changes in Net Assets serve as indicators of the volume of derivative activity for the Fund.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of June 30, 2026:

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
			Derivatives		Financial
		Gross Amounts of	available for	Net Amounts of	Instruments	Cash Collateral
Description of Asset:	Counterparty	Recognized Assets	Offset	Assets	Received (1)	Received (1)	Net Amount
Futures Contracts	J.P. Morgan	$59,360	$59,360	$—	$—	$—	$—
Futures Contracts	UBS	312,211	312,211	—	—	—	—
Forward Contracts	UBS	23,638	23,638	—	—	—	—
Total		$395,209	$395,209	$—	$—	$—	$—

		Gross Amounts of	Derivatives		Financial
		Recognized	available for	Net Amounts of	Instruments	Cash Collateral
Description of Liability:	Counterparty	Liabilities	Offset	Liabilities	Pledged (1)	Pledge (1)	Net Amount
Futures Contracts	J.P. Morgan	$107,468	$59,360	$48,108	$—	$(48,108)	$—
Futures Contracts	UBS	313,350	312,211	1,139	—	(1,139)	—
Forward Contracts	UBS	46,199	23,638	22,561	—	(22,561)	—
Total		$467,017	$395,209	$71,808	$—	$(71,808)	$—

(1)	Excess collateral is not shown on this table

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Winton Capital Management Limited serves as the Fund’s investment advisor (the “Advisor”). Prior to October 28, 2025, Altegris Advisors, L.L.C. (“Predecessor Advisor”) was the Fund’s investment Advisor

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets at an annual rate of 1.00%. Prior to October 28, 2025 the Fund paid the Predecessor Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets computed at the following annual rates: 1.15% on the first $1 billion, 1.05% on net assets greater than $1 billion and less than or equal to $1.5 billion, 0.95% on net assets greater than $1.5 billion and less than or equal to $2 billion and 0.90% on net assets greater than $2 billion.

During the year ended June 30, 2026, the Advisor and the Predecessor Advisor received advisory fees of $162,358 and $104,771, respectively.

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2027, to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses such as litigation expenses) will not exceed the amounts below (the “Expense Limitation”). The Board may terminate the Waiver Agreement at any time upon 60 days’ notice to the Advisor.

Class A	Class I
1.59%	1.34%

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

During the year ended June 30, 2026, the Advisor and the Predecessor Advisor waived $240,622 and $102,775, respectively pursuant to the Waiver Agreement. As of June 30, 2026, the advisor can recapture $240,622 through June 30, 2029.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its respective Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective Expense Limitation. If the Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to Class A and Class C shares, respectively. These fees are paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the year ended June 30, 2026, pursuant to the Plans, the Fund incurred the following:

12b-1 Fees
Class A	$9,221
Class C	11,892

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. During the year ended June 30, 2026, the Distributor received underwriting commissions for sales of Class A and Class C shares, respectively. The amounts of underwriting commissions received from the Fund and retained by the Distributor was $0 and $0 for Class A and Class C, respectively.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”): UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities. UFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”): NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”): Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies.

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Tax Cost	Appreciation	Depreciation	Depreciation
$17,336,873	$295,829	$(399,821)	$(103,992)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2026	June 30, 2025
Ordinary Income	$2,377,802	$3,818,809
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$2,377,802	$3,818,809

As of June 30, 2026, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$1,902,109	$—	$—	$(35,332,681)	$(116,378)	$(110,256)	$(33,657,206)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain (loss) from investments, and accumulated net investment income (loss) is primarily attributable to the mark-to-market on open Section 1256 and forward foreign currency contracts.

At June 30, 2026, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized prior year capital loss carry forwards, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$9,396,808	$25,935,873	$35,332,681	$631,966

Permanent book and tax differences, primarily attributable to differences in book and tax treatment of controlled foreign corporations held through the options issued from Nomura and accumulated losses from the Fund’s wholly-owned subsidiary [CFC] resulted in reclassifications for the Fund for the fiscal year ended June 30, 2026, as follows:

Paid In	Accumulated
Capital	Deficit
$278,777	$(278,777)

Winton Managed Futures Trend Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2026

7.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in another investment company. The Fund may redeem their investment from the investment company at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Fund will be directly affected by the performance of the First American Government Obligations Fund Class X. The financial statements of the Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2026, the percentage of the Fund invested in the First American Government Obligations Fund Class X was 78.7%.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, Charles Schwab & Co., Inc. were record owners of 38.47% of the Fund’s outstanding shares. Charles Schwab & Co., Inc may be the beneficial owner of some or all the shares or may hold the shares for the benefit of others. As a result, Charles Schwab & Co., Inc. may be deemed to control the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust and the Shareholders of Winton Managed Futures Trend Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Winton Managed Futures Trend Fund, formerly known as Altegris Futures Evolution Strategy Fund (the “Fund”), one of the funds constituting the Northern Lights Fund Trust (the “Trust”), including the schedule of investments, as of June 30, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

Costa Mesa, California
August 28, 2026

We have served as the auditor of one or more Winton Funds investment companies since 2014.

Winton Managed Futures Trend Fund
ADDITIONAL INFORMATION (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

At a Special Meeting of Shareholders of the Trust, held at the offices of Thompson Hine LLP, 3900 Key Tower, 127 Public Square, Cleveland, Ohio 44113, on October 21, 2025, Trust shareholders of record as of the close of business on July 14, 2025, voted to approve the following proposal:

Winton Managed Futures Trend Fund (fka Altegris Futures Evolution Strategy Fund)

Proposal 1: 1. To approve a new advisory agreement between the Northern Lights Fund Trust, on behalf of the Winton Managed Futures Trend Fund, and Winton Capital Management Limited.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
2,325,082	195,629

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 by visiting https://www.wintonfunds.com, or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

INVESTMENT ADVISOR
Winton Capital Management Limited
One Hooper’s Court Knightsbridge
London SW3 1AF, United Kingdom

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

(b)	Financials Highlights are included in Item 7(a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders of the Trust, held at the offices of Thompson Hine LLP, 3900 Key Tower, 127 Public Square, Cleveland, Ohio 44113, on October 21, 2025, Trust shareholders of record as of the close of business on July 14, 2025, voted to approve the following proposal:

Winton Managed Futures Trend Fund (fka Altegris Futures Evolution Strategy Fund)

Proposal 1: 1. To approve a new advisory agreement between the Northern Lights Fund Trust, on behalf of the Winton Managed Futures Trend Fund, and Winton Capital Management Limited.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
2,325,082	195,629

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

Kevin Wolf

By /s/ Kevin Wolf
Principal Executive Officer
Date: 9/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kevin Wolf
Kevin Wolf
Principal Executive Officer
Date: 9/4/2026

By /s/ Jim Colantino
Jim Colantino
Principal Financial Officer
Date: 9/4/2026